Leases (Details Narrative) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2021	$ 10,082
Minimum future straight-lined rentals due on noncancelable leases 2022	3,806
Minimum future straight-lined rentals due on noncancelable leases 2023	3,295
Minimum future straight-lined rentals due on noncancelable leases 2024	3,239
Minimum future straight-lined rentals due on noncancelable leases 2025	3,183
Minimum future straight-lined rentals due on noncancelable leases 2026 and subsequent years	$ 13,444